Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Michael E. Schapiro, Esquire
202.507.5163
mschapiro@stradley.com

October 30, 2024

VIA EDGAR SUBMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)
File No. 333-282323

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via EDGAR, please find Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the “Registration Statement”) of Nationwide Destination Retirement Fund (the “Fund”), a series of the Registrant. The Registration Statement is being filed to include (i) a legal opinion and consent of counsel relating to the legality of the shares being offered; (ii) a revised auditor consent from PricewaterhouseCoopers LLP; and (iii) a prospectus/information statement and statement of additional information revised to address SEC staff disclosure and accounting comments, as well as other changes.

Accompanying this filing are requests filed by the Registrant and the principal underwriter for accelerating the effective date of this filing to October 30 or as soon thereafter as practicable.

The Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the 1933 Act. Therefore, no filing fee is due at this time.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica D. Burt, Esq. at (202) 419-8409.

Very truly yours,

/s/ Michael E. Schapiro
Michael E. Schapiro, Esquire

cc:	Allan J. Oster, Esquire

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